Related and Interested Parties (Balances with Interested Parties) (Details) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Other current assets		$ 41	$ 19
Other current liabilities	[1]	$ 1	$ 1

[1]	The balance included transactions with the Company Zim Integrated Shipping Ltd. which is not an interested party from the end of December 2024.